LEASES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Unamortized lease right of use asset	$ 172,141	$ 243,494
Operating lease liability	188,496
Unamortized lease right of use asset	$ 172,141
Maturity date	Jun. 30, 2024
White River Holdings Corp [Member]
Lease description		For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months
Unamortized lease right of use asset		$ 243,494	$ 362,267
Operating lease liability		$ 265,498
Minimum [Member]
Lease discount rate, percentage	0.00%
Minimum [Member] | White River Holdings Corp [Member]
Discount rate percentage		2.50%
Maximum [Member]
Lease discount rate, percentage	11.36%
Maximum [Member] | White River Holdings Corp [Member]
Discount rate percentage		11.36%